Property, Plant and Equipment - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expenses	₺ 2,196,902	₺ 1,888,834	₺ 1,499,242
Impairment losses on property, plant and equipment	₺ (18,007)	₺ (34,382)	₺ (39,721)
Capitalization rate for acquisition of qualifying asset	6.50%	6.80%	10.00%
Borrowing costs capitalized	₺ 123,449	₺ 75,054	₺ 66,513